Provision for rehabilitation and closure costs - Additional Information (Details) - Provision for rehabilitation and closure costs	Dec. 31, 2023	Dec. 31, 2022
Bottom of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0850	0.0850
Bottom of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0350	0.0325
Top of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0979	0.1186
Top of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0390	0.0531